John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Shares	Value
Preferred securities 93.0% (64.3% of Total investments)		$540,666,289
(Cost $518,183,415)
Communication services 5.6%		32,275,907
Diversified telecommunication services 1.5%
Qwest Corp., 6.750%	330,000	8,682,300
Wireless telecommunication services 4.1%
Telephone & Data Systems, Inc., 6.000%	292,075	7,658,207
U.S. Cellular Corp., 5.500%	140,000	3,725,400
U.S. Cellular Corp., 5.500%	150,000	3,972,000
U.S. Cellular Corp., 6.250%	300,000	8,238,000
Consumer discretionary 1.7%		10,085,040
Internet and direct marketing retail 1.7%
Qurate Retail, Inc., 8.000%	78,000	8,516,040
QVC, Inc., 6.250% (A)	60,000	1,569,000
Consumer staples 2.2%		12,555,000
Food products 2.2%
Ocean Spray Cranberries, Inc., 6.250% (B)	135,000	12,555,000
Energy 1.8%		10,560,450
Oil, gas and consumable fuels 1.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (A)	210,000	5,640,600
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.866% (A)(C)	195,000	4,919,850
Financials 37.9%		220,445,460
Banks 19.5%
Bank of America Corp., 6.000% (A)	142,625	3,796,678
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (A)	140,000	3,719,800
Bank of America Corp., 7.250% (A)(D)	9,500	13,606,090
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.502% (C)	338,275	9,285,649
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)(D)	616,412	17,315,013
Fifth Third Bancorp, 6.000% (A)	211,595	5,645,355
First Republic Bank, 4.000% (A)	218,000	5,314,840
First Republic Bank, 4.700% (A)	171,950	4,609,980
Fulton Financial Corp., 5.125% (A)	149,500	3,934,840
Pinnacle Financial Partners, Inc., 6.750%	185,000	5,215,150
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)	211,500	5,541,300
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	149,628	3,848,432
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)(D)	388,450	10,934,868
Wells Fargo & Company, 7.500% (A)(D)	11,000	16,719,670
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,532,560
Western Alliance Bancorp, 6.250%	7,550	190,336
Capital markets 5.4%
Brookfield Finance, Inc., 4.625% (A)	130,000	3,305,900
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	170,000	4,865,400
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (A)	130,000	3,672,500
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(D)	692,953	19,679,865
Consumer finance 1.3%
Navient Corp., 6.000%	295,208	7,548,469
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 11.7%
AEGON Funding Company LLC, 5.100% (A)	347,450	$9,360,303
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	183,925	5,265,773
American Financial Group, Inc., 5.125% (A)(D)	162,725	4,417,984
American International Group, Inc., 5.850% (A)	261,000	7,109,640
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)	325,000	9,714,250
Brighthouse Financial, Inc., 6.600%	293,491	8,068,068
Prudential PLC, 6.500%	85,943	2,198,422
RenaissanceRe Holdings, Ltd., 4.200% (A)(D)	221,000	5,564,780
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	61,882	1,612,645
The Phoenix Companies, Inc., 7.450%	574,500	10,341,000
Unum Group, 6.250% (A)	155,000	4,231,500
Thrifts and mortgage finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	278,400
Health care 0.6%		3,682,000
Health care equipment and supplies 0.6%
Becton, Dickinson and Company, 6.000%	70,000	3,682,000
Industrials 1.0%		5,673,195
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	5,673,195
Real estate 4.6%		26,702,064
Equity real estate investment trusts 4.6%
Diversified Healthcare Trust, 5.625% (A)	862,332	20,911,551
Pebblebrook Hotel Trust, 6.375%	140,750	3,800,250
Vornado Realty Trust, 5.400%	76,431	1,990,263
Utilities 37.6%		218,687,173
Electric utilities 13.5%
American Electric Power Company, Inc., 6.125% (A)	170,000	8,454,100
American Electric Power Company, Inc., 6.125% (A)(D)	150,000	7,746,000
Duke Energy Corp., 5.750% (A)	240,000	6,672,000
Interstate Power & Light Company, 5.100% (A)	157,514	4,101,665
NextEra Energy, Inc., 5.279%	50,000	2,723,500
NextEra Energy, Inc., 6.219% (A)(D)	427,000	23,399,600
PG&E Corp., 5.500%	50,000	5,655,000
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)(D)	120,000	3,092,400
The Southern Company, 6.750% (A)	320,000	16,380,800
Gas utilities 4.3%
South Jersey Industries, Inc., 5.625% (A)	251,850	6,734,469
South Jersey Industries, Inc., 8.750%	175,000	8,895,250
Spire, Inc., 7.500%	60,600	2,979,096
UGI Corp., 7.250%	65,300	6,629,909
Independent power and renewable electricity producers 2.0%
The AES Corp., 6.875%	118,000	11,919,180
Multi-utilities 17.8%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	375,000	10,473,750
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	558,675	15,413,843
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (A)	235,000	$6,279,200
DTE Energy Company, 5.250% (A)	200,000	5,234,000
DTE Energy Company, 6.250% (A)	471,300	23,791,217
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	296,303	8,074,257
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)(D)	348,000	9,785,760
NiSource, Inc., 7.750% (A)(D)	129,900	13,929,177

Sempra Energy, 5.750% (A)(D)	370,000	10,323,000
Common stocks 8.4% (5.8% of Total investments)		$48,765,526
(Cost $54,644,449)
Communication services 0.4%		2,431,300
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (A)	205,000	2,431,300
Energy 3.5%		20,346,634
Oil, gas and consumable fuels 3.5%
BP PLC, ADR (A)(D)	183,000	5,268,570
Equitrans Midstream Corp. (A)	468,013	4,825,214
The Williams Companies, Inc. (A)(D)	365,000	10,252,850
Utilities 4.5%		25,987,592
Multi-utilities 4.5%
Algonquin Power & Utilities Corp.	170,000	8,197,400
Dominion Energy, Inc. (A)(D)	177,600	17,790,192

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 43.3% (29.9% of Total investments)				$251,568,645
(Cost $243,247,046)
Communication services 1.4%				8,029,452
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (A)(F)	6.875	07-19-27	7,895,000	8,029,452
Consumer discretionary 2.4%				14,029,465
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,250,000	3,745,625
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	9,182,000	10,283,840
Consumer staples 0.2%				950,400
Food products 0.2%
Land O’ Lakes, Inc. (A)(B)(D)(F)	8.000	07-16-25	880,000	950,400
Energy 5.7%				33,184,115
Oil, gas and consumable fuels 5.7%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	12,273,000	12,303,683
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)(D)	6.250	03-01-78	1,000,000	1,103,619
Energy Transfer LP (3 month LIBOR + 3.018%) (A)(C)	3.143	11-01-66	9,000,000	7,434,000
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,550,000	8,282,813
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(D)(F)	6.875	02-15-23	4,000,000	4,060,000
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 27.3%				$158,834,662
Banks 17.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(F)	5.875	03-15-28	4,290,000	4,802,526
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (A)(F)	7.750	09-15-23	2,870,000	3,116,964
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (F)	8.000	06-15-24	4,839,000	5,395,485
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(F)	6.375	04-06-24	7,500,000	7,884,375
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	3,750,000	4,139,063
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	2,320,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (A)(C)(D)(F)	3.451	01-01-22	5,550,000	5,552,716
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (A)(F)	4.600	02-01-25	9,500,000	9,717,233
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(D)(F)	6.750	02-01-24	10,000,000	10,930,400
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	8,000,000	8,850,000
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	9,850,000	9,677,625
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(F)	5.375	11-18-30	6,500,000	6,906,250
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	5,850,000	5,734,989
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (F)	4.700	11-15-31	4,540,000	4,613,775
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(F)	3.400	09-15-26	3,800,000	3,747,750
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (F)	3.700	01-15-27	7,575,000	7,545,079
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(D)(F)	5.900	06-15-24	2,000,000	2,132,320
Capital markets 2.4%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (A)(F)	4.000	12-01-30	3,800,000	3,857,000
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (A)(F)	4.000	06-01-26	5,250,000	5,403,038
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(F)	5.375	06-01-25	4,100,000	4,509,590
Consumer finance 2.1%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (F)	3.550	09-15-26	7,250,000	7,286,250
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,500,000	5,006,250
Diversified financial services 0.7%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,220,000
Insurance 4.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,500,000	2,750,000
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	5,760,734
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(F)	6.500	11-13-26	8,000,000	7,880,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(B)(F)	7.000	05-13-25	9,050,000	9,095,250
Utilities 6.3%				36,540,551
Electric utilities 4.9%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (A)	3.250	01-15-82	3,950,000	3,923,187
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	6,125,000	6,324,063
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (A)	6.750	06-15-76	3,370,000	3,955,976
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(D)(F)	6.250	02-01-22	8,000,000	8,051,759
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (A)(D)	3.750	09-15-51	2,750,000	2,789,325
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%) (A)	4.000	01-15-51	3,100,000	3,232,370
Multi-utilities 1.4%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (A)(D)	4.750	06-01-50	4,500,000	4,995,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(D)	5.750	10-01-54	3,000,000	$3,268,871
Total investments (Cost $816,074,910) 144.7%				$841,000,460
Other assets and liabilities, net (44.7%)				(259,702,040)
Total net assets 100.0%				$581,298,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-21 was $495,347,536. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $222,348,430.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-21, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 10-31-21:
United States	87.8%
Canada	5.7%
United Kingdom	3.0%
Bermuda	1.8%
Other countries	1.7%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2021	$(90,433,450)	$(88,878,125)	$1,555,325
						$1,555,325
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,414,148)	$(1,414,148)
								—	$(1,414,148)	$(1,414,148)

(a)	At 10-31-21, the 3 month LIBOR was 0.132%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$32,275,907	$32,275,907	—	—
Consumer discretionary	10,085,040	10,085,040	—	—
Consumer staples	12,555,000	—	$12,555,000	—
Energy	10,560,450	10,560,450	—	—
Financials	220,445,460	210,104,460	10,341,000	—
Health care	3,682,000	3,682,000	—	—
Industrials	5,673,195	5,673,195	—	—
Real estate	26,702,064	26,702,064	—	—
Utilities	218,687,173	210,612,916	8,074,257	—
Common stocks	48,765,526	48,765,526	—	—
Corporate bonds	251,568,645	—	251,568,645	—
Total investments in securities	$841,000,460	$558,461,558	$282,538,902	—
Derivatives:
Assets
Futures	$1,555,325	$1,555,325	—	—
Liabilities
Swap contracts	(1,414,148)	—	$(1,414,148)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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